Subsequent Events (Narrative) (Details) - Subsequent Event [Member] - Third Party Consultant [Member]	1 Months Ended
Oct. 31, 2023 CAD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	46,706
Share price | $ / shares	$ 2.09
Settlement of debt amount | $	$ 97,615